Segment information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment information

31.Segment information

Operating segments are defined as components of a company which separate financial information is available that is evaluated regularly by the client operating decision maker in deciding how to allocate resources and in assessing performance. The Group’s chief operating decision maker is the Chairman, Mr. Peng. Based on the financial information presented to and reviewed by the chief operating decision maker, the Group has determined that it has a single operating and reporting segment: solar energy products and services. The types of products and services in this single segment primarily include: (i) EPC services, (ii) Sales of PV solar system, (iii) Electricity revenue under PPAs, (iv) Sales of PV solar components, (v) Pre-development project sales (vi) Financial service revenue.

Net sales by major product and services are as follows:

	2015	2014	2013
Sales of PV solar system	$77,438	—	$—
EPC revenue	48,014	$87,281	39,290
Sales of PV solar components	41,623	1,080	—
Electricity revenue with PPAs	16,226	2,144	2,037
Pre-development project sales	4,545	—	—
Financial service revenue	1,486	—	—
Others	1,178	1,137	1,302

	$190,510	$91,642	$42,629

Net sales by geographic location are as follows:

Location (a)	2015	2014	2013
China	$56,745	$76,426	$—
United Kingdom	50,345	—	—
Australia	35,418	—	—
United States	29,925	14,690	25,347
Greece	8,720	526	13,854
Japan	6,626	—	—
Italy	1,395	—	3,428
Germany	1,336	—	—

	$190,510	$91,642	$42,629

(a)	Sales are attributed to countries based on location of customer.

Geographic information, which is based upon physical location, for long-lived assets was as follows:

Location	2015	2014
China	$68,831	$46,872
Greece	59,385	68,708
United States	34,522	11,630
Italy	10,048	—
Japan	11,464	493
UK	1,499	—
Australia	331	—
Germany	84	—

	$186,164	$127,703